CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (8,659)	$ (10,415)	$ (18,072)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	4,359	3,834	3,668
Stock-based compensation	3,420	2,862	3,366
Capital loss		39	27
Increase (decrease) in accrued severance pay, net	(54)	16	105
Decrease in other assets	(326)	535	1
Decrease in accrued interest and amortization of premium on available-for sale marketable securities	343	804	913
Changes in operating lease right-of-use asset	(6,368)
Changes in operating leases liability	6,971
Decrease (increase) in trade receivables	(2,915)	(3,356)	1,421
Decrease (increase) in other receivables and prepaid expenses	(3,168)	(1,101)	1,350
Increase in inventories	(253)	(3,448)	(662)
Decrease (increase) in long-term deferred taxes, net	(236)	20	(34)
Increase in trade payables	3,863	1,945	2,582
Increase (decrease) in employees and payroll accruals	4,635	(1,178)	1,140
Increase in deferred revenues	23,520	3,566	518
Increase (decrease) in other payables and accrued expenses	(9,040)	6,906	3,449
Net cash provided by (used in) operating activities	16,092	1,029	(228)
Cash flows from investing activities:
Investment in restricted deposits	(33,374)	(294)	(428)
Redemption of (Investment in) short-term deposits	16,986	8,500	(1,222)
Purchase of property and equipment	(3,708)	(3,485)	(2,833)
Investment in available-for sale marketable securities	(39,950)	(34,777)	(30,123)
Proceeds from redemption or sale of available-for sale marketable securities	43,555	32,651	26,488
Acquisition of Netonomy, net of cash		(3,048)
Net cash used in by investing activities	(16,491)	(453)	(8,118)
Cash flows from financing activities:
Proceeds from exercise of stock options	993	418	362
Net cash provided by financing activities	993	418	362
Increase (decrease) in cash and cash equivalents	594	994	(7,984)
Cash and cash equivalents at the beginning of the year	16,336	15,342	23,326
Cash and cash equivalents at the end of the year	16,930	16,336	15,342
Cash paid during the year for:
Taxes	473	$ 347	$ 342
Non cash activity:
Changes in operating lease right-of-use singed during the year	(1,208)
Changes in operating leases liability singed during the year	$ 1,208